SEMI ANNUAL REPORT
MUTUAL QUALIFIED FUND


                                                                   JUNE 30, 1999


[LOGO]
FRANKLIN(R) TEMPLETON (R)


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


[PHOTO OF PETER A LANGERMAN]

PETER A. LANGERMAN
Chief Executive Officer
Franklin Mutual Advisers, Inc.


[PHOTO OF ROBERT L. FRIEDMAN]

ROBERT L. FRIEDMAN
Chief Investment Officer
Franklin Mutual Advisers, Inc.

SHAREHOLDER LETTER




Dear Shareholder:


We are pleased to bring you this semiannual report of the Mutual Qualified Fund for the six months ended June 30, 1999, during which the fund's Class Z shares appreciated 16.72%. And we are also pleased to report that all of our Mutual Series funds delivered results for the period under review that compared very favorably to commonly cited indexes.

Throughout the first few months of 1999, conventional wisdom still largely favored growth investors versus value investors such as ourselves. Stocks of companies with the biggest capitalizations and ".com" stocks seemed to go up largely without regard to fundamental valuations. One only had to listen to tales from the growing legion of day traders to be convinced that a so-called "new paradigm" had taken hold. However, beginning in April, internet stocks lost a bit of their luster, some large-cap growth names sputtered, and media pundits (who love to perceive new trends) began to declare that value was back in vogue. We even received a number of calls from reporters asking whether we felt vindicated about the market's "return to value."

As you know, we have never been slaves to conventional wisdom, nor wavered in our belief that fundamental


CONTENTS


Shareholder Letter .............................................      1
Fund Report ....................................................      4
Performance Summary ............................................      8
Financial Highlights & Statement of Investments ................     10
Financial Statements ...........................................     24
Notes to Financial Statements ..................................     28



                            [FUND CATEGORY PYRAMID]

Although pure theme or momentum investing may work in the short term, it is not, in our opinion, sustainable over the long term.



research, solid underlying valuations, and good stock picking always have and always will make a real difference. Although pure theme or momentum investing may work in the short term, it is not, in our opinion, sustainable over the long term. Our value investing philosophy embodies this approach, and we believe that we will make money for our shareholders over time by sticking to our discipline, whether value investing is "in" or "out." We need, of course, to be mindful of changes in society and of how business valuations change, but the biggest mistake we could make would be to try to follow the latest investment fad. We always try to buy stocks that others have given up on because of a short-term problem that masks fundamental strengths or just because the stocks "aren't moving."

One outgrowth of investors' increasing accessibility to information and their ability to react to such information has been greater market volatility, at least in the short term. We like volatility in the markets, although not in our performance, because it creates opportunity for contrarian investors like us to capitalize on someone else's overreaction, and it often works to our advantage.

Our performance this year does not merely reflect values being back in style. In fact, markets may be only at the early stages of a rebalancing in favor of value and the medium- or smaller-cap companies. You may recall that late last year we appointed specific portfolio managers for each of our funds, to improve the day-to-day implementation of our investing philosophy. The revised portfolio management structure is working very well. Driven by an intensive focus on bottom-up stock picking, our portfolio managers and research team are responsible for the fund's strong performance record during the period under review.


2

In June, Mutual Shares, our oldest fund, celebrated its 50th anniversary, and our underlying investment discipline remains the same as always - buy stocks at discounts to asset value in order to produce steady, absolute returns over long periods with minimal risk and volatility. Through strong as well as rocky markets, we pay attention to the fundamentals because that is what matters. This gives us the conviction to buy stocks that we believe have value even when conventional wisdom may say otherwise.

On the following pages, you'll find a report from Raymond Garea and Jeff Diamond, Mutual Qualified Fund's portfolio managers, with specific comments about portfolio developments this year. We welcome your comments, either through regular mail or by email to mutualseries@frk.com.




Sincerely,


/s/PETER A. LANGERMAN
--------------------------

Peter A. Langerman
Chief Executive Officer
Franklin Mutual Advisers, Inc.


/s/ROBERT L. FRIEDMAN
------------------------
Robert L. Friedman
Chief Investment Officer
Franklin Mutual Advisers, Inc.



Through strong as well as rocky markets, we pay attention to the fundamentals because that is what matters.


                                                                               3

U.S. EXPOSURE
Based on Total Net Assets
6/30/99

[This chart shows in pie format the U.S. exposure of Mutual Qualified Fund, based on total net assets as of 6/30/99.]

United States                     74.7%
Other Countries                   25.3%



FUND REPORT


--------------------------------------------------------------------------------
YOUR FUND'S GOAL: MUTUAL QUALIFIED FUND SEEKS CAPITAL APPRECIATION, WITH INCOME AS A SECONDARY OBJECTIVE, BY INVESTING PRIMARILY IN COMMON AND PREFERRED STOCKS, BONDS, AND CONVERTIBLE SECURITIES. THE FUND MAY ALSO INVEST IN FOREIGN SECURITIES.
--------------------------------------------------------------------------------

It's a pleasure to report that, during the six months under review, Mutual Qualified Fund's Class Z shares produced a 16.72% cumulative total return, as shown in the Performance Summary on page 9, while the Standard & Poor's(R) 500 Composite Index returned 12.38% during the same period. In our opinion, a more relevant comparison would be the S&P(R) Mid-Cap 400 Index, the Russell 2000(R) Index, and the Philadelphia Value Line Index because the stocks which comprise these indexes more closely resemble the holdings of the fund. Their six-month returns were only 6.87%, 9.28%, and 13.21%, respectively.

The fund's performance benefited significantly from several factors. First, some of the fund's holdings, such as Lucas Varity PLC, Morton International Inc., and Telecom Italia SpA, di Risp, were taken over at substantial premiums to the levels at which the shares were trading. Also helping our performance was the fact that at the beginning of 1999, we felt that medium- and small-capitalization financial companies offered some of the most attractive values in the equity market. Two such positions in the fund, Metris Cos. Inc. and Western Bancorp, appreciated considerably during the six months under



You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount beginning on page 14 of this report.


4

review, as the former rebounded from a rumor and panic-driven selloff during the first quarter of the year and U.S. Bancorp announced the acquisition of the latter. Another example of sound value investing was our purchase of shares of mortgage insurance companies. The group sold off dramatically after an announcement by Fannie Mae regarding a reduction in the use of mortgage insurance. The subsequent rebound in the prices of these stocks illustrates how important it is to have the courage and confidence to buy when most others seem to be selling. (Of course, it also helps to be right.)

By the end of the reporting period, we were finding a great deal of value in the mid-cap sector of the U.S. market. The market's bias for larger capitalization stocks had led investors to overlook many companies that we believe have strong businesses and attractive valuations, such as Promus Hotel Corp. and Tenet Healthcare Corp. (a hospital company). In our opinion, the health care services group is an arena offering tremendous investment opportunities, and as of June 30, the fund had significant positions in hospital companies, health maintenance organizations, and several other entities within the health care sector.

In the large-cap arena, we added significantly to our position in Lockheed Martin Corp. following the firm's falling out of favor with much of Wall Street. We also added to our European holdings by initiating positions in large capitalization companies such as Rhone-Poulenc SA and Invensys PLC that traded at attractive valuations.

As we look forward, we have concerns about some economic variables. In June, the Federal Reserve Board increased its short-term lending rate and shifted its policy stance on future rate changes to neutral. The market reacted with what can be characterized as its usual 1990s-style euphoria. Notwithstanding the Fed's ostensible shift to a neutral stance, any sign of a



TOP 10 HOLDINGS
6/30/99

[This chart lists the top 10 holdings, including industry and country, of Mutual Qualifed Fund, based on total net assets as of 6/30/99.]


COMPANY, INDUSTRY, COUNTRY                                          % OF TOTAL
                                                                    NET ASSETS
Investor AB, A&B, Multi-Industry, Sweden ........................      3.1%
Canary Wharf Group PLC, Real Estate, United Kingdom .............      2.9%
Telephone & Data Systems Inc., Telecommunications, U.S. .........      2.5%
Bank One Corp., Banking, U.S. ...................................      2.5%
Western Bancorp, Banking, U.S. ..................................      1.4%
Suez Lyonnaise des Eaux SA, Business & Public Services, France ..      1.4%
Invensys PLC, Machinery & Engineering, United Kingdom ...........      1.3%
Florida East Coast Industries Inc., Transportation, U.S. ........      1.2%
Railtrack Group PLC, Transportation, United Kingdom .............      1.2%
Chase Manhattan Corp.,  Banking, U.S. ...........................      1.2%



                                                                               5

strengthening of the economy or a whiff of inflation may prompt the Fed to tighten monetary policy further. We also are concerned about expectations for corporate earnings growth, particularly for companies characterized as cyclical. We believe that any earnings rebound will be much slower than the market has priced into those stocks. At the same time, the market's overall valuation remains high.

Regardless of the state of the economy or the direction of interest rates, we remain disciplined in our approach to stock selection. As value investors, our objective is to invest in stocks offering us the opportunity to buy corporate assets for sixty cents on the dollar and sell them as they approach our assessment of full, intrinsic value. Our assessment is based on a company's earnings, cash flow, and assets. We expect to participate in bull markets and outperform in bear markets owing to the downside protection afforded by our valuation discipline. By adhering to this strategy, we expect to provide our shareholders with an attractive, long-term compound return, with less risk and volatility than the overall markets.

We appreciate your participation in Mutual Qualified Fund and welcome your comments and suggestions.


[PHOTO OF RAYMOND GAREA]


/s/RAYMOND GAREA
----------------------
Raymond Garea
Portfolio Manager



[PHOTO OF JEFF DIAMOND]

/s/JEFF DIAMOND
-----------------------
Jeff Diamond
Assistant Portfolio Manager


6

--------------------------------------------------------------------------------
It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the fund invests. The fund generally expects to hedge against currency risk where feasible and to the extent possible. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/ bankruptcy investments, involve higher credit risks. These and other risks are discussed in the prospectus, which you should review before making an investment decision.

This discussion reflects our views, opinions and portfolio holdings as of June 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------


                                                                               7

CLASS Z:

No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the fund's prospectus.

CLASS A (formerly Class I):

Subject to the maximum 5.75% initial sales charge.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

For all share classes, the fund's Manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the Manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for the three-year period beginning November 1, 1996.


PERFORMANCE SUMMARY AS OF 6/30/99

Distributions will vary based on earnings of the fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each share class's expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.



PRICE AND DISTRIBUTION INFORMATION


CLASS Z                    CHANGE                              6/30/99           12/31/98
-----------------------------------------------------------------------------------------
Net Asset Value            +$2.18                              $18.64             $16.46



                           DISTRIBUTIONS (1/1/99 - 6/30/99)
                           -------------------------------
Dividend Income            $0.0481
Long-Term Capital Gain     $0.5191
                           --------
      TOTAL                $0.5672
                           =======



CLASS A                    CHANGE            6/30/99           12/31/98
-------------------------------------------------------------------------
Net Asset Value            +$2.16             $18.58             $16.42



                           DISTRIBUTIONS (1/1/99 - 6/30/99)
                           -------------------------------
Dividend Income            $0.0349
Long-Term Capital Gain     $0.5191
                           -------
      TOTAL                $0.5540
                           =======



CLASS B                    CHANGE            6/30/99            1/1/99
-------------------------------------------------------------------------
Net Asset Value            +$2.09           $18.51             $16.42


                           DISTRIBUTIONS (1/1/99 - 6/30/99)
                           -------------------------------
Dividend Income            $0.0412
Long-Term Capital Gain     $0.5191
                           -------
      TOTAL                $0.5603
                           =======




CLASS C                    CHANGE           6/30/99           12/31/98
------------------------------------------------------------------------
Net Asset Value            +$2.12          $18.47             $16.35


                           DISTRIBUTIONS (1/1/99 - 6/30/99)
                           -------------------------------
Dividend Income            $0.0034
Long-Term Capital Gain     $0.5191
                           -------
      TOTAL                $0.5225
                           =======


             Past performance is not predictive of future results.


8

PERFORMANCE


CLASS Z                              6-MONTH    1-YEAR       5-YEAR         10-YEAR
-----------------------------------------------------------------------------------
Cumulative Total Return(1)            16.72%      8.20%       136.98%       298.71%
Average Annual Total Return(2)        16.72%      8.20%        18.83%        14.83%
Value of $10,000 Investment(3)      $11,672    $10,820       $23,698       $39,871



                    6/30/95     6/30/96     6/30/97     6/30/98     6/30/99
                    -------------------------------------------------------
One-Year
Total Return(4)      19.88%      21.58%      26.24%      19.04%      8.20%



                                                              INCEPTION
CLASS A                             6-MONTH      1-YEAR        (11/1/96)
------------------------------------------------------------------------
Cumulative Total Return(1)           16.56%        7.93%        54.66%
Average Annual Total Return(2)        9.87%        1.71%        15.22%
Value of $10,000 Investment(3)     $10,987      $10,171       $14,577





                                                      INCEPTION
CLASS B                                6-MONTH        (1/1/99)
----------------------------------------------------------------
Cumulative Total Return(1)              16.17%          16.17%
Aggregate Total Return(2)               12.17%          12.17%
Value of $10,000 Investment(3)         $11,217        $11,217




                                                               INCEPTION
CLASS C                               6-MONTH      1-YEAR      (11/1/96)
------------------------------------------------------------------------
Cumulative Total Return(1)             16.19%        7.11%      51.94%
Average Annual Total Return(2)         14.00%        5.09%      16.59%
Value of $10,000 Investment(3)        $11,400      $10,509     $15,042



(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, aggregate total return for that class represents total return since inception, including the maximum sales charge.

(3.) These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

(4.) One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

BEGIN CALLOUT
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the fund invests. You may have a gain or loss when you sell your shares.
END CALLOUT

             Past performance is not predictive of future results.


                                                                               9



MUTUAL QUALIFIED FUND
Financial Highlights

                                                                                 CLASS Z
                                              ------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                          YEAR ENDED DECEMBER 31,
                                              JUNE 30, 1999   --------------------------------------------------------------
                                              (UNAUDITED)++      1998         1997         1996         1995         1994
                                              ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the
  period)
Net asset value, beginning of period........       $16.46         $18.19       $16.24       $14.87       $13.34       $13.50
                                              ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income......................          .13            .43          .37          .47          .33          .22
 Net realized and unrealized gains
   (losses).................................         2.62           (.38)        3.62         2.62         3.17          .55
                                              ------------------------------------------------------------------------------
Total from investment operations............         2.75            .05         3.99         3.09         3.50          .77
                                              ------------------------------------------------------------------------------
Less distributions from:
 Net investment income......................         (.05)          (.45)        (.64)        (.43)        (.33)        (.21)
 Net realized gains.........................         (.52)         (1.33)       (1.40)       (1.29)       (1.64)        (.72)
                                              ------------------------------------------------------------------------------
Total distributions.........................         (.57)         (1.78)       (2.04)       (1.72)       (1.97)        (.93)
                                              ------------------------------------------------------------------------------
Net asset value, end of period..............       $18.64         $16.46       $18.19       $16.24       $14.87       $13.34
                                              ==============================================================================
Total Return*...............................       16.72%           .45%       24.95%       21.19%       26.60%        5.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........   $3,514,003     $3,942,519   $5,239,947   $4,287,975   $3,002,132   $1,791,940
Ratios to average net assets:
 Expenses...................................         .78%**         .76%         .75%         .75%         .72%         .73%
 Expenses, excluding waiver and payments by
   affiliate................................         .82%**         .79%         .78%         .78%         .72%         .73%
 Net investment income......................        1.54%**        2.05%        1.85%        3.06%        2.71%        1.91%
Portfolio turnover rate.....................       28.71%         66.84%       52.76%       65.03%       75.59%       67.65%

 * Total return is not annualized.
** Annualized.
 + Per share amounts for all periods prior to December 31, 1996, have been restated to reflect a 2-for-1 stock split effective February 3, 1997. ++ Based on average weighted shares outstanding.
 10


MUTUAL QUALIFIED FUND
Financial Highlights (continued)

                                                                                     CLASS A
                                                                -------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED             YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 1999     -------------------------------
                                                                (UNAUDITED)+++      1998      1997+++      1996+
                                                                -------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $16.42         $18.14      $16.23     $16.40
                                                                -------------------------------------------------
Income from investment operations:
 Net investment income......................................            .11            .35         .28        .16
 Net realized and unrealized gains (losses).................           2.60           (.35)       3.63        .89
                                                                -------------------------------------------------
Total from investment operations............................           2.71           0.00        3.91       1.05
                                                                -------------------------------------------------
Less distributions from:
 Net investment income......................................           (.03)          (.39)       (.60)      (.41)
 Net realized gains.........................................           (.52)         (1.33)      (1.40)      (.81)
                                                                -------------------------------------------------
Total distributions.........................................           (.55)         (1.72)      (2.00)     (1.22)
                                                                -------------------------------------------------
Net asset value, end of period..............................         $18.58         $16.42      $18.14     $16.23
                                                                =================================================
Total Return*...............................................         16.56%           .15%      24.44%      6.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................       $546,263       $570,143    $452,590    $20,381
Ratios to average net assets:
 Expenses...................................................          1.10%**        1.11%       1.10%      1.13%**
 Expenses, excluding waiver and payments by affiliate.......          1.14%**        1.14%       1.13%      1.28%**
 Net investment income......................................          1.22%**        1.66%       1.48%      3.19%**
Portfolio turnover rate.....................................         28.71%         66.84%      52.76%     65.03%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996.
++Per share amounts for all periods prior to December 31, 1996, have been restated to reflect a 2-for-1 stock split effective February 3, 1997.
+++Based on average weighted shares outstanding.
                                                                              11


MUTUAL QUALIFIED FUND
Financial Highlights (continued)

                                                                    CLASS B
                                                                ----------------
                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1999
                                                                  (UNAUDITED)+
                                                                ----------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $16.42
                                                                ----------------
Income from investment operations:
 Net investment income......................................            .06
 Net realized and unrealized gains..........................           2.59
                                                                ----------------
Total from investment operations............................           2.65
                                                                ----------------
Less distributions from:
 Net investment income......................................           (.04)
 Net realized gains.........................................           (.52)
                                                                ----------------
Total distributions.........................................           (.56)
                                                                ----------------
Net asset value, end of period..............................         $18.51
                                                                ================
Total Return*...............................................         16.17%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $2,062
Ratios to average net assets:
 Expenses...................................................          1.78%**
 Expenses, excluding waiver and payments by affiliate.......          1.83%**
 Net investment income......................................           .67%**
Portfolio turnover rate.....................................         28.71%

 * Total return does not reflect the contingent deferred sales charge and is not annualized.
** Annualized.
 + Effective date of Class B shares was January 1, 1999. Based on average weighted shares outstanding.

 12


MUTUAL QUALIFIED FUND
Financial Highlights (continued)

                                                                                    CLASS C
                                                                ------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED            YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 1999     ------------------------------
                                                                (UNAUDITED)+++      1998      1997+++     1996+
                                                                ------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $16.35         $18.09      $16.23    $16.40
                                                                ------------------------------------------------
Income from investment operations:
 Net investment income......................................            .05            .24         .16       .13
 Net realized and unrealized gains (losses).................           2.59           (.37)       3.63       .91
                                                                ------------------------------------------------
Total from investment operations............................           2.64           (.13)       3.79      1.04
                                                                ------------------------------------------------
Less distributions from:
 Net investment income......................................             --           (.28)       (.53)     (.39)
 Net realized gains.........................................           (.52)         (1.33)      (1.40)     (.82)
                                                                ------------------------------------------------
Total distributions.........................................           (.52)         (1.61)      (1.93)    (1.21)
                                                                ------------------------------------------------
Net asset value, end of period..............................         $18.47         $16.35      $18.09    $16.23
                                                                ================================================
Total Return*...............................................         16.19%         (.58)%      23.66%     6.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................       $309,264       $322,609    $231,721    $9,963
Ratios to average net assets:
 Expenses...................................................          1.76%**        1.76%       1.75%     1.78%**
 Expenses, excluding waiver and payments by affiliate.......          1.81%**        1.79%       1.78%     1.93%**
 Net investment income......................................           .56%**        1.01%        .84%     2.59%**
Portfolio turnover rate.....................................         28.71%         66.84%      52.76%    65.03%

  * Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
 ** Annualized.
  + For the period November 1, 1996 (effective date) to December 31, 1996.
 ++ Per share amounts for all periods prior to December 31, 1996, have been restated to reflect a 2-for-1 stock split effective February 3, 1997.
+++ Based on average weighted shares outstanding.
                       See Notes to Financial Statements.
                                                                              13


MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS 84.0%
AEROSPACE & MILITARY TECHNOLOGY .9%
*Hexcel Corp. ..............................................    United States          843,498     $    8,540,417
Lockheed Martin Corp. ......................................    United States          856,244         31,895,089
                                                                                                   --------------
                                                                                                       40,435,506
                                                                                                   --------------
AUTOMOBILES 3.5%
Borg-Warner Automotive Inc. ................................    United States          447,800         24,629,000
Delphi Automotive Systems Corp. ............................    United States          759,036         14,089,606
General Motors Corp. .......................................    United States          474,000         31,284,000
*Lear Corp. ................................................    United States          840,300         41,804,925
Meritor Automotive Inc. ....................................    United States          669,900         17,082,450
TRW Inc. ...................................................    United States          481,000         26,394,875
                                                                                                   --------------
                                                                                                      155,284,856
                                                                                                   --------------
BANKING 7.6%
Bank One Corp. .............................................    United States        1,802,556        107,364,742
*BHF Bank AG................................................       Germany             154,400          5,254,409
Chase Manhattan Corp. ......................................    United States          589,844         51,095,237
First American Corp. Tennessee..............................    United States          305,600         12,701,500
First Union Corp. ..........................................    United States        1,019,820         47,931,540
Hibernia Corp., A...........................................    United States          396,000          6,212,250
*Imperial Bancorp...........................................    United States          884,028         17,514,805
M & T Bank Corp. ...........................................    United States           41,999         23,099,450
+Western Bancorp............................................    United States        1,393,873         60,633,476
                                                                                                   --------------
                                                                                                      331,807,409
                                                                                                   --------------
BEVERAGES & TOBACCO 3.1%
Allied Domecq PLC...........................................    United Kingdom       1,693,729         16,378,783
Brown-Forman Corp., A.......................................    United States           18,700          1,114,988
Brown-Forman Corp., B.......................................    United States          172,300         11,231,806
Gallaher Group PLC..........................................    United Kingdom       2,615,000         16,075,313
Gallaher Group PLC, ADR.....................................    United Kingdom         130,200          3,181,763
Genesee Corp., A............................................    United States            6,700            177,550
Genesee Corp., B............................................    United States           27,141            719,237
Pepsi Bottling Group Inc. ..................................    United States        1,000,000         23,062,500
Philip Morris Companies Inc. ...............................    United States        1,036,300         41,646,306
UST Inc. ...................................................    United States          797,450         23,325,413
                                                                                                   --------------
                                                                                                      136,913,659
                                                                                                   --------------
BROADCASTING & PUBLISHING 6.3%
*AT&T Corp., Liberty Media Group, A.........................    United States          341,912         12,565,266
*Capstar Broadcasting Corp., A..............................    United States          437,600         11,979,300
*Chancellor Media Corp., A..................................    United States          431,300         23,775,413
Daily Mail & General Trust PLC, A...........................    United Kingdom         588,285         32,547,529
Dow Jones & Co. Inc. .......................................    United States          768,700         40,789,144
*Hearst-Argyle Television Inc. .............................    United States          374,062          8,977,488
*MediaOne Group Inc. .......................................    United States          524,200         38,987,375

 14

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
BROADCASTING & PUBLISHING (CONT.)
Meredith Corp. .............................................    United States          364,200     $   12,610,425
NV Holdingsmig de Telegraaf.................................     Netherlands         1,841,454         36,270,776
Scripps Co., A..............................................    United States        1,073,300         51,048,831
Washington Post Co., B......................................    United States           12,500          6,721,875
                                                                                                   --------------
                                                                                                      276,273,422
                                                                                                   --------------
BUILDING MATERIALS & COMPONENTS 1.2%
*American Standard Cos. Inc. ...............................    United States          418,300         20,078,400
Hussman International Inc. .................................    United States          680,000         11,262,500
Lone Star Industries Inc. ..................................    United States          518,910         19,491,557
                                                                                                   --------------
                                                                                                       50,832,457
                                                                                                   --------------
BUSINESS & PUBLIC SERVICES 1.4%
Suez Lyonnaise des Eaux SA..................................        France             333,606         60,170,867
                                                                                                   --------------
CHEMICALS 2.0%
Arch Chemicals Inc. ........................................    United States          621,750         15,116,297
Bayer AG, Br. ..............................................       Germany             413,800         17,218,552
+Chemfirst Inc. ............................................    United States          974,000         23,680,375
Geon Co. ...................................................    United States          492,000         15,867,000
Olin Corp. .................................................    United States        1,198,100         15,799,944
                                                                                                   --------------
                                                                                                       87,682,168
                                                                                                   --------------
DATA PROCESSING & REPRODUCTION .2%
*Cadence Design Systems Inc. ...............................    United States          396,200          5,051,550
*Tecnost Mael SpA...........................................        Italy            1,933,260          4,774,835
                                                                                                   --------------
                                                                                                        9,826,385
                                                                                                   --------------
ELECTRICAL & ELECTRONICS .6%
Honeywell Inc. .............................................    United States           15,100          1,749,713
*Level One Communications Inc. .............................    United States           38,700          1,893,881
Varian Medical Systems Inc. ................................    United States          364,300          9,198,575
*Varian Semiconductor Equipment Associates Inc. ............    United States          859,100         14,604,700
                                                                                                   --------------
                                                                                                       27,446,869
                                                                                                   --------------
ELECTRONIC COMPONENTS & INSTRUMENTS .5%
*Amphenol Corp., A..........................................    United States          216,573          8,608,777
*Quantum Corp. .............................................    United States          561,400         13,543,775
                                                                                                   --------------
                                                                                                       22,152,552
                                                                                                   --------------
ENERGY EQUIPMENT & SERVICES 1.1%
*Cooper Cameron Corp. ......................................    United States          421,100         15,607,019
*Varian Inc. ...............................................    United States          807,300         10,898,550
*Weatherford International Inc. ............................    United States          538,705         19,730,071
                                                                                                   --------------
                                                                                                       46,235,640
                                                                                                   --------------

                                                                              15

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES 2.1%
Atlantic Richfield Co. .....................................    United States          117,000     $    9,776,813
Royal Dutch Petroleum Co. ..................................     Netherlands           384,800         23,184,200
Shell Transport & Trading Co. PLC...........................    United Kingdom       2,065,500         15,472,855
Societe Elf Aquitaine SA, Br. ..............................        France             295,446         43,355,642
                                                                                                   --------------
                                                                                                       91,789,510
                                                                                                   --------------
FINANCIAL SERVICES 10.4%
CIT Group Inc., A...........................................    United States          842,900         24,338,738
*Coast Federal Litigation Contingent Pymt Rts Trust, rts....    United States        1,115,600          1,185,325
Commercial Federal Corp. ...................................    United States        1,919,510         44,508,638
Finova Group Inc. ..........................................    United States          276,400         14,545,550
*Golden State Bancorp Inc., Litigation wts. ................    United States        3,387,400          4,445,963
Greenpoint Financial Corp. .................................    United States        1,420,800         46,620,000
Heller Financial Inc. ......................................    United States          548,200         15,246,813
Household International Inc. ...............................    United States        1,049,973         49,742,471
+*ITLA Capital Corporation..................................    United States          689,000         10,851,750
(R)Laser Mortgage Management Inc. ..........................    United States          191,000            656,563
Lehman Brothers Holdings Inc. ..............................    United States          162,800         10,134,300
+*Long Beach Financial Corp. ...............................    United States        1,687,300         24,782,219
Metris Cos. Inc. ...........................................    United States        1,141,600         46,520,200
*MFN Financial Corp. .......................................    United States          337,480          3,353,708
Morgan Stanley, Dean Witter & Co. ..........................    United States          204,500         20,961,250
Newcourt Credit Group Inc. .................................        Canada              48,800            638,551
Newcourt Credit Group Inc., fgn. ...........................        Canada           1,238,600         16,024,388
Peoples Bancorp Inc. .......................................    United States          679,100          6,769,778
Power Financial Corp. ......................................        Canada              97,100          1,857,738
TCF Financial Corp. ........................................    United States        1,225,500         34,160,813
The PMI Group Inc. .........................................    United States          494,200         31,041,938
United Asset Management Corp. ..............................    United States        2,011,100         45,752,525
                                                                                                   --------------
                                                                                                      454,139,219
                                                                                                   --------------
FOOD & HOUSEHOLD PRODUCTS 2.1%
CKE Restaurants Inc. .......................................    United States          409,600          6,656,000
*Fine Host Corp. ...........................................    United States          452,571          4,978,281
Seaboard Corp. .............................................    United States           10,100          3,434,000
(R)*Sunbeam Corp. ..........................................    United States        4,800,554         34,293,958
U.S. Industries Inc. .......................................    United States          695,500         11,823,500
+Van Melle NV...............................................     Netherlands           476,517         30,590,062
                                                                                                   --------------
                                                                                                       91,775,801
                                                                                                   --------------
FOREST PRODUCTS & PAPER .5%
+*Fibermark Inc. ...........................................    United States          754,400          9,948,650
Rayonier Inc. ..............................................    United States          242,800         12,094,475
                                                                                                   --------------
                                                                                                       22,043,125
                                                                                                   --------------

 16

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
HEALTH & PERSONAL CARE 7.8%
*Beverly Enterprises Inc. ..................................    United States        1,813,300     $   14,619,731
*Foundation Health Systems, A...............................    United States        2,084,830         31,272,450
*Healthsouth Corp. .........................................    United States        2,309,600         34,499,650
+*Maxicare Health Plans Inc. ...............................    United States        1,748,679          8,306,225
McKesson HBOC Inc. .........................................    United States          279,300          8,972,513
+*Mid Atlantic Medical Services Inc. .......................    United States        4,031,400         39,810,075
*Pacificare Health Systems Inc. ............................    United States          654,232         47,063,815
*PSS World Medical Inc. ....................................    United States        1,075,900         27,194,575
*Quorum Health Group Inc. ..................................    United States        2,467,200         30,994,200
Rhone-Poulenc SA, A.........................................        France             906,905         41,440,611
Sankyo Co. Ltd. ............................................        Japan              373,100          9,401,479
*Tenet Healthcare Corp. ....................................    United States        2,399,300         44,537,006
Ventas Inc. ................................................    United States          276,000          1,483,500
                                                                                                   --------------
                                                                                                      339,595,830
                                                                                                   --------------
INDUSTRIAL COMPONENTS 2.8%
Gencorp Inc. ...............................................    United States        1,385,000         34,971,250
(R)+*Lancer Industries Inc., B..............................    United States                4         11,456,492
Mark IV Industries Inc. ....................................    United States          815,200         17,221,100
*Owens-Illinois Inc. .......................................    United States        1,172,900         38,339,169
*Thermo Electron Corp. .....................................    United States        1,130,400         22,678,650
                                                                                                   --------------
                                                                                                      124,666,661
                                                                                                   --------------
INSURANCE 2.1%
Allmerica Financial Corp. ..................................    United States          385,300         23,431,056
American Bankers Insurance Group Inc. ......................    United States          108,800          5,922,800
*Old Republic International Corp. ..........................    United States           98,700          1,708,744
Radian Group Inc. ..........................................    United States          552,300         26,959,144
Sampo Insurance Co. PLC, A..................................       Finland             302,000          8,751,366
Provident Corp. ............................................    United States          120,300          4,812,000
White Mountain Insurance Group Inc. ........................    United States          141,876         20,004,516
                                                                                                   --------------
                                                                                                       91,589,626
                                                                                                   --------------
LEISURE & TOURISM 1.6%
*Park Place Entertainment Corp. ............................    United States        2,016,600         19,535,813
*Prime Hospitality Corp. ...................................    United States        1,566,000         18,792,000
*Promus Hotel Corp. ........................................    United States        1,075,900         33,352,900
                                                                                                   --------------
                                                                                                       71,680,713
                                                                                                   --------------
MACHINERY & ENGINEERING 1.4%
Case Corp. .................................................    United States           71,500          3,440,938
Invensys PLC................................................    United Kingdom      12,072,873         57,184,489
                                                                                                   --------------
                                                                                                       60,625,427
                                                                                                   --------------

                                                                              17

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MERCHANDISING 3.1%
+*Dress Barn Inc. ..........................................    United States        1,595,800     $   25,532,800
*Federated Department Stores Inc. ..........................    United States          187,300          9,915,194
J.C. Penney Co. Inc. .......................................    United States          578,500         28,093,406
*Payless Shoesource Inc. ...................................    United States          492,100         26,327,350
Rite Aid Corp. .............................................    United States          688,500         16,954,313
Signet Group PLC............................................    United Kingdom      12,091,667         10,196,781
*Toys R Us Inc. ............................................    United States          814,275         16,845,314
                                                                                                   --------------
                                                                                                      133,865,158
                                                                                                   --------------
METALS & MINING 1.2%
Allegheny Teledyne Inc. ....................................    United States          565,000         12,783,125
*Ucar International Inc. ...................................    United States        1,553,600         39,228,400
                                                                                                   --------------
                                                                                                       52,011,525
                                                                                                   --------------
MULTI-INDUSTRY 7.5%
*Alleghany Corp. ...........................................    United States          107,724         19,928,940
*Berkshire-Hathaway Inc., A.................................    United States              425         29,282,500
Compagnie Financiere Richemont AG, Br., A...................     Switzerland            22,285         42,861,283
Imasco Ltd. ................................................        Canada             884,600         23,996,324
Investor AB, A..............................................        Sweden           3,551,600         39,058,410
Investor AB, B..............................................        Sweden           8,540,500         95,430,193
Invik & Co. AB, B...........................................        Sweden               4,306            252,981
Kinnevik AB, B..............................................        Sweden             430,600          8,103,505
Lagardere SCA...............................................        France           1,096,576         40,823,341
Ogden Corp. ................................................    United States          795,500         21,428,781
Power Corp. of Canada.......................................        Canada             265,600          5,117,813
                                                                                                   --------------
                                                                                                      326,284,071
                                                                                                   --------------
REAL ESTATE 4.2%
*Alexander's Inc. ..........................................    United States          132,890          9,817,249
*Al-Zar Ltd. LP.............................................    United States               59             13,132
*Cadillac Fairview Corp. ...................................        Canada             666,735         12,642,225
*Cadillac Fairview Corp., wts. .............................        Canada             126,360            807,288
(R)*Canary Wharf Group PLC..................................    United Kingdom      22,363,772        126,585,393
*Excel Legacy Corp. ........................................    United States          199,007            945,283
+MBO Properties Inc. .......................................    United States          412,418            206,209
(R)+*S.H. Mortgage Acquisition LLC..........................    United States          387,991            387,991
(R)*Security Capital European Realty........................    United States          362,500          6,281,110
+*Wellsford Real Properties Inc. ...........................    United States        2,404,348         25,846,741
                                                                                                   --------------
                                                                                                      183,532,621
                                                                                                   --------------
RECREATION & OTHER CONSUMER GOODS .6%
*Gtech Holdings Corp. ......................................    United States        1,134,400         26,729,300
                                                                                                   --------------

 18

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                   COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TELECOMMUNICATIONS 4.5%
BCE Inc. ...................................................        Canada             698,250     $   34,232,619
General Motors Corp., H.....................................    United States          285,700         16,070,625
*Telecom Italia SpA, di Risp................................        Italy            4,315,800         23,477,204
Telephone & Data Systems Inc. ..............................    United States        1,502,400        109,769,100
Telesp Participacoes SA.....................................        Brazil         137,193,100          1,784,097
*Vodafone AirTouch PLC, ADR.................................    United Kingdom          72,430          9,757,410
                                                                                                   --------------
                                                                                                      195,091,055
                                                                                                   --------------
TRANSPORTATION 2.5%
Airborne Freight Corp. .....................................    United States          221,000          6,118,938
Florida East Coast Industries Inc. .........................    United States        1,176,800         52,073,400
(R)*Golden Ocean Group Ltd., wts., 8/31/01..................    United States            2,565                  0
Railtrack Group PLC.........................................    United Kingdom       2,543,138         51,991,583
                                                                                                   --------------
                                                                                                      110,183,921
                                                                                                   --------------
UTILITIES ELECTRICAL & GAS 1.2%
*Citizens Utilities Co., B..................................    United States        2,709,179         30,139,616
Veba AG.....................................................       Germany             342,900         20,226,751
                                                                                                   --------------
                                                                                                       50,366,367
                                                                                                   --------------
TOTAL COMMON STOCKS (COST $2,721,432,260)...................                                        3,671,031,720
                                                                                                   --------------
PREFERRED STOCKS .8%
Embratel Participacoes SA, ADR, pfd. .......................        Brazil             312,500          4,335,938
Tele Centro Sul Participacoes SA, ADR, pfd. ................        Brazil             160,200          8,891,100
Tele Norte Leste Participacoes SA, ADR, pfd. ...............        Brazil             779,500         14,469,469
Telesp Participacoes SA, ADR, pfd. .........................        Brazil             258,100          5,904,038
*Wundies Industries Inc., 11.25%, pfd. .....................    United States           12,168             73,769
                                                                                                   --------------
TOTAL PREFERRED STOCKS (COST $32,826,565)...................                                           33,674,314
                                                                                                   --------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT**
                                                                                    --------
CORPORATE BONDS AND NOTES 2.4%
Abraxas Petroleum Corp., Series D, 11.50%, 11/01/04.........    United States     $  3,695,000          2,327,850
Eurotunnel Finance Ltd.:
  Equity Note 12/31/03......................................    United Kingdom       7,945,253GBP       6,136,588
  Participating Loan Note 4/30/40...........................    United Kingdom       3,800,000GBP       2,575,581
Eurotunnel PLC:
  12/31/12, tier 1..........................................    United Kingdom       3,216,833GBP       4,157,818
  12/31/18, tier 2..........................................    United Kingdom       9,298,020GBP      10,845,394
  12/31/25, tier 3..........................................    United Kingdom       2,605,435GBP       2,669,419
  12/31/50, Resettable Advance R5...........................    United Kingdom       3,100,187GBP       2,076,825
  Stabilization Advance S8 tier 1...........................    United Kingdom         527,500GBP         199,552
  Stabilization Advance S8 tier 2...........................    United Kingdom         408,485GBP         128,774

                                                                              19

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**           VALUE
-----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONT.)
Eurotunnel SA:
  12/31/12, tier 1 (Libor)..................................        France           8,267,314EUR  $    6,905,769
  12/31/12, tier 1 (Pibor)..................................        France           1,350,451EUR       1,128,045
  12/31/18, tier 2 (Libor)..................................        France          14,087,268EUR      10,677,675
  12/31/18, tier 2 (Pibor)..................................        France           3,830,475EUR       2,923,122
  12/31/25, tier 3 (Libor)..................................        France          13,615,089EUR       8,985,930
  12/31/25, tier 3 (Pibor)..................................        France           5,586,345EUR       3,686,976
  12/31/50, Resettable Advance R4...........................        France          17,436,446EUR       7,462,231
  Stabilization Advance S6 tier 1 (Pibor)...................        France             521,074EUR         128,965
  Stabilization Advance S7 tier 1 (Libor)...................        France             786,821EUR         194,738
  Stabilization Advance S6 tier 2...........................        France           1,154,151EUR         238,043
(R)*Golden Ocean Group Ltd., 10.00%, 8/31/01................    United States        6,250,000            687,500
*Great Trust Services, Series A, zero coupon, 1/15/02.......    United States          185,168             92,584
*MFN Financial Corp.:
  Series A, 10.00%, 4/23/01.................................    United States        1,402,107          1,324,991
  Series B, FRN, 9.495%, 4/23/01............................    United States        2,377,107          2,246,366
Hvide Marine Inc., 8.375%, 2/15/08..........................    United States        1,520,000            737,200
Kelley Oil & Gas Corp.:
  144A, 14.00%, 4/15/03.....................................    United States        1,970,000          2,029,100
  10.375%, 10/15/06.........................................    United States          975,000            560,625
  Series D, 10.375%, 10/15/06...............................    United States        1,300,000            747,500
R.H. Cement Finance PLC, 144A, FRN, 14.40%, 3/10/00.........    Irish Republic       4,200,000          4,200,000
Southwest Royalties Inc., B, 10.50%, 10/15/04...............    United States       15,297,000          7,419,045
Specialty Foods Corp.:
  13.25%, 8/15/03...........................................    United States        7,100,000          5,538,000
  11.00%, 8/15/09...........................................    United States          669,672                 67
TFM SA de CV:
  144A, 10.25%, 6/15/07.....................................        Mexico             350,000            310,625
  144A, zero coupon to 6/15/02, 11.75%, 6/15/09.............        Mexico           4,850,000          2,934,250
Tribasa Toll Road Trust I, 144A 10.50%, 12/01/11............        Mexico           1,885,870            980,652
                                                                                                   --------------
TOTAL CORPORATE BONDS AND NOTES (COST $112,786,211).........                                          103,257,800
                                                                                                   --------------
BONDS & NOTES IN REORGANIZATION 2.7%
*Acme Metals Inc., term loan................................    United States        2,531,000          1,910,905
*Aiken Cnty S C Indl Rev Ref Beloit, 6.00%, 12/01/11........    United States          375,000            228,750
*Altos Hornas de Mexico SA:
  Cvt. 5.50%, 12/15/01......................................        Mexico             180,000             72,000
  Series A, 11.375%, 4/30/02................................        Mexico             800,000            360,000
  Series B, 11.875%, 4/15/04................................        Mexico             550,000            247,500
*Breed Technologies Inc., bank claim........................    United States          192,542            124,190
*Brunos Inc.:
  revolver..................................................    United States        2,243,400          1,289,955
  Tranche A, Term Loan......................................    United States        3,937,600          2,126,304
  Tranche B, Term Loan......................................    United States        3,178,000          1,716,120
*Crown Leasing, bank claim..................................        Japan          929,473,897JPY       1,219,051
*Decision One Corp. ........................................    United States        9,232,374          4,039,164

 20

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**           VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Dictaphone Corporation:
  revolver..................................................    United States     $  4,223,585     $    3,674,519
  Tranche B, Term Loan......................................    United States        2,747,500          2,417,800
  Tranche C, Term Loan......................................    United States        2,503,000          2,202,640
*Dow Corning Corp.:
  bank debt.................................................    United States        1,801,364          2,310,249
  bank debt #1..............................................    United States        2,850,000          3,655,125
  9.30%, 1/27/98............................................    United States        1,835,000          2,353,388
  8.55%, 3/01/01............................................    United States        1,000,000          1,282,500
  9.375%, 2/01/08...........................................    United States          735,000            942,638
  8.15%, 10/15/29...........................................    United States        5,150,000          6,604,875
  swap......................................................    United States        7,437,830          9,539,017
*Harnischfeger Industries Inc.:
  8.90%, 3/01/22............................................    United States        2,580,000          1,573,800
  8.70%, 6/15/22............................................    United States        1,295,000            789,950
  6.875%, 2/15/27...........................................    United States        3,185,000          1,942,850
*Integrated Health Services Inc., bank claim................    United States        2,433,823          2,251,286
*Koninklijke Ned Vlieg Fokker NV, trade claim...............     Netherlands         5,699,298EUR       4,701,906
*Loewen Group Inc., Series 5, 6.10%, 10/02/02...............        Canada           2,285,000CAD         944,602
*Loewen Group International Inc.:
  bank claim, revolver......................................        Canada           1,464,162            915,101
  144A, 6.70%, 10/01/99.....................................        Canada           3,170,000          1,917,850
  Series 7, 7.60%, 6/01/08..................................        Canada          10,735,000          6,816,725
  Series 3, 7.50%, 4/15/01..................................        Canada             850,000            535,500
  Series 3, 7.75%, 10/15/01.................................        Canada           1,730,000          1,089,900
  Series 2, 8.25%, 4/15/03..................................        Canada           1,680,000          1,050,000
  Series 6, 7.20%, 6/01/03..................................        Canada          13,695,000          8,764,800
  Series 4, 8.25%, 10/15/03.................................        Canada           4,820,000          3,012,500
*Nippon Credit Bank Ltd., bank claim........................        Japan          473,135,325JPY         624,579
*Nippon Total Finance, bank claim...........................        Japan          479,670,951JPY         235,742
*Philip Services Corporation:
  revolver, tranche 1.......................................    United States        3,349,789          1,440,409
  revolver, tranche 2.......................................    United States        3,099,242          1,332,674
  revolver, tranche 3.......................................    United States        1,555,775            668,983
*Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17....    United States          200,000            122,000
*Pratama Datakom Asia BV:
  144A, 12.75%, 7/15/05.....................................      Indonesia          6,855,000          1,610,925
  Reg S, 12.75%, 7/15/05....................................      Indonesia          1,520,000            357,200
*Ritvik Holdings:
  bank claim................................................    United States        1,489,000          1,265,650
  bank claim, term loan B...................................    United States          595,000            505,750
*Southeast Banking Corp.:
  zero coupon, 12/18/96.....................................    United States        2,000,000            500,000
  4.75%, 10/15/97...........................................    United States        2,200,000          1,100,000
  zero coupon, 11/12/97.....................................    United States          750,000            187,500
  10.50%, 4/11/01...........................................    United States        3,875,000            968,750
*United Companies Financial Corp, revolver..................    United States       19,770,800         11,071,648

                                                                              21

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY          AMOUNT**           VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Vencor Inc.:
  revolver..................................................    United States     $    697,500     $      592,875
  Term Loan A...............................................    United States        3,857,331          3,182,298
  Term Loan B...............................................    United States          512,096            431,441
  9.875%, 5/01/05...........................................    United States       14,540,000          4,434,700
*Ventas Inc.:
  Tranche A, bridge loan....................................    United States          702,000            652,860
  Tranche B, revolver.......................................    United States        1,692,353          1,573,888
  Tranche C, term loan A....................................    United States          665,200            625,288
  Tranche D, term loan B....................................    United States          232,975            191,039
                                                                                                   --------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $105,652,525)...                                          118,299,659
                                                                                                   --------------
                                                                                     SHARES
                                                                                     ------
COMPANIES IN LIQUIDATION
*City Investing Company Liquidating Trust...................    United States        1,579,485          2,073,061
*Kendall International Inc., Residual Ownership Certif. ....    United States              444              4,631
*MCorp. Financial Trust, claim units........................    United States           27,617             33,761
*MCorp. Trust Units.........................................    United States           27,611                276
                                                                                                   --------------
TOTAL COMPANIES IN LIQUIDATION (COST $102,005)..............                                            2,111,729
                                                                                                   --------------
                                                                                   PRINCIPAL
                                                                                    AMOUNT**
                                                                                    --------
SHORT TERM INVESTMENTS 8.4%
Fannie Mae, 4.51% to 5.26%, with maturities to 6/19/00......    United States     $103,700,000        101,475,680
Federal Home Loan Bank, 4.66% to 5.11%, with maturities to
  6/02/00...................................................    United States      231,100,000        225,082,221
Federal Home Loan Mortgage Corp., 4.68% to 5.27%, with
  maturities to 6/22/00.....................................    United States       42,500,000         41,191,750
                                                                                                   --------------
TOTAL SHORT TERM INVESTMENTS (COST $368,560,442)............                                          367,749,651
                                                                                                   --------------
TOTAL INVESTMENTS (COST $3,341,360,008) 98.3%...............                                        4,296,124,873
SECURITIES SOLD SHORT (1.0%)................................                                          (44,026,147)
NET EQUITY IN FORWARD CONTRACTS .8%.........................                                           37,348,199
OTHER ASSETS, LESS LIABILITIES 1.9%.........................                                           82,145,262
                                                                                                   --------------
TOTAL NET ASSETS 100.0%.....................................                                       $4,371,592,187
                                                                                                   ==============

 22

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED) (CONT.)

SECURITIES SOLD SHORT
ISSUER                                                             COUNTRY              SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Allied Signal Inc. ........................................    United States           28,300     $    1,782,900
*BP Amoco PLC, ADR..........................................    United Kingdom          44,600          4,839,100
*Intel Corp. ...............................................    United States           33,000          1,963,500
*Nortel Networks Corp. .....................................        Canada             279,300         24,046,327
*Sovereign Bancorp Inc. ....................................    United States          543,280          6,587,270
*Unum Corp. ................................................    United States           87,800          4,807,050
                                                                                                   --------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $43,914,164)..........                                       $   44,026,147
                                                                                                   ==============

CONTRACTS FOR DIFFERENCES                                                                  VALUE AT      UNREALIZED
ISSUER                                                          COUNTRY        SHARES       6/30/99         LOSS
-------------------------------------------------------------------------------------------------------------------
*BP Amoco PLC, cfd 10.9450.................................  United Kingdom     56,100    $ 1,006,302    $ (38,466)
*BP Amoco PLC, cfd 11.2992.................................  United Kingdom    108,000      1,937,266      (13,755)
*BP Amoco PLC, cfd 10.3574.................................  United Kingdom    142,800      2,561,496     (230,174)
*Vodafone Group PLC, cfd 11.2893...........................  United Kingdom    297,000      5,842,439     (557,419)
*Vodafone Group PLC, cfd 12.272............................  United Kingdom    198,800      3,910,696      (65,178)
                                                                                          -----------    ---------
TOTAL CONTRACTS FOR DIFFERENCES............................                               $15,258,199    $(904,992)
                                                                                          ===========    =========

CURRENCY ABBREVIATIONS:

CAD -- Canadian Dollar
GBP -- British Pound
EUR -- European Unit
JPY -- Japanese Yen

 * Non-income producing.
** Securities denominated in U.S. dollars unless otherwise indicated.
(R)Restricted securities (see note 6).
 + Affiliated issuers (see note 7).

                       See Notes to Financial Statements.
                                                                              23


MUTUAL QUALIFIED FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $3,123,539,610)................    $4,024,091,808
  Controlled affiliates (cost $408,673).....................           387,991
  Non controlled affiliates (cost $217,411,725).............       271,645,074    $4,296,124,873
                                                                --------------
 Cash.......................................................                          24,739,955
 Receivables:
  Investment securities sold................................                          47,863,322
  Capital shares sold.......................................                           1,611,901
  Dividends and interest....................................                          10,649,542
  From affiliates...........................................                             198,637
 Unrealized gain on forward exchange contracts (Note 8).....                          38,755,406
 Deposits with broker for securities sold short.............                          77,585,070
                                                                                  --------------
      Total assets..........................................                       4,497,528,706
                                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased...........................                          35,166,768
  Capital shares redeemed...................................                          40,339,805
  To affiliates.............................................                           3,645,272
 Securities sold short, at value (proceeds $43,914,164).....                          44,026,147
 Unrealized loss on forward exchange contracts (Note 8).....                           1,407,207
 Due to broker-variation margin.............................                             780,913
 Accrued expenses...........................................                             570,407
                                                                                  --------------
      Total liabilities.....................................                         125,936,519
                                                                                  --------------
Net assets, at value........................................                      $4,371,592,187
                                                                                  ==============
Net assets consist of:
 Undistributed net investment income........................                      $   14,638,450
 Net unrealized appreciation................................                         991,096,088
 Accumulated net realized gain..............................                         327,093,566
 Capital shares.............................................                       3,038,764,083
                                                                                  --------------
Net assets, at value........................................                      $4,371,592,187
                                                                                  ==============

 24

MUTUAL QUALIFIED FUND

Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 1999 (UNAUDITED)

CLASS Z:
 Net asset value per share and maximum offering price
   ($3,514,002,593 / 188,514,045 shares outstanding)........                              $18.64
                                                                                  ==============
CLASS A:
 Net asset value per share ($546,263,300 / 29,402,826 shares
  outstanding)..............................................                              $18.58
                                                                                  ==============
 Maximum offering price per share ($18.58 / 94.25%).........                              $19.71
                                                                                  ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($2,061,900 / 111,383 shares outstanding)*................                              $18.51
                                                                                  ==============
CLASS C:
 Net asset value per share ($309,264,394 / 16,745,539 shares
  outstanding)*.............................................                              $18.47
                                                                                  ==============
 Maximum offering price per share ($18.47 / 99.00%).........                              $18.66
                                                                                  ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              25

MUTUAL QUALIFIED FUND

Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $1,618,058)
 Dividends..................................................    $ 31,250,746
 Interest...................................................      19,322,125
                                                                ------------
      Total investment income...............................                    $ 50,572,871
                                                                                ------------
Expenses:
 Management fees (Note 3)...................................      13,093,257
 Administrative fees (Note 3)...............................       1,682,786
 Distribution fees (Note 3)
  Class A...................................................         858,672
  Class B...................................................           4,019
  Class C...................................................       1,492,060
 Transfer agent fees (Note 3)...............................       2,357,946
 Custodian fees.............................................         115,430
 Reports to shareholders....................................         212,269
 Registration and filing fees...............................         134,575
 Professional fees..........................................         113,857
 Directors' fees and expenses...............................          54,084
 Other......................................................         117,874
                                                                ------------
      Total expenses........................................                      20,236,829
      Expenses waived/paid by affiliate (Note 3)............                        (976,708)
                                                                                ------------
          Net expenses......................................                      19,260,121
                                                                                ------------
            Net investment income...........................                      31,312,750
                                                                                ------------
Realized and unrealized gains:
 Net realized gain from:
  Investments...............................................     302,985,082
  Foreign currency transactions.............................      22,752,559
                                                                ------------
      Net realized gain.....................................                     325,737,641
 Net unrealized appreciation on:
  Investments...............................................     262,065,769
  Translation of assets and liabilities denominated in
    foreign currencies......................................      38,885,411
                                                                ------------
      Net unrealized appreciation...........................                     300,951,180
                                                                                ------------
Net realized and unrealized gain............................                     626,688,821
                                                                                ------------
Net increase in net assets resulting from operations........                    $658,001,571
                                                                                ============

                       See Notes to Financial Statements.
 26

MUTUAL QUALIFIED FUND

Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1999            YEAR ENDED
                                                                  (UNAUDITED)          DECEMBER 31, 1998
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   31,312,750         $  113,258,587
  Net realized gain from investments and foreign currency
   transactions.............................................        325,737,641            440,721,475
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................        300,951,180           (569,601,471)
                                                                ----------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................        658,001,571            (15,621,409)

 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................         (8,881,485)          (104,418,623)
   Class A..................................................         (1,006,039)           (12,591,220)
   Class B..................................................             (4,067)                    --
   Class C..................................................            (60,663)            (5,201,123)
  Net realized gains:
   Class Z..................................................        (96,370,861)          (311,180,836)
   Class A..................................................        (15,020,659)           (43,430,197)
   Class B..................................................            (51,239)                    --
   Class C..................................................         (8,503,435)           (24,765,851)

 Capital share transactions (Note 2):
   Class Z..................................................       (856,917,711)          (887,186,415)
   Class A..................................................        (87,328,275)           184,555,922
   Class B..................................................          1,966,114                     --
   Class C..................................................        (49,502,037)           130,852,525
                                                                ----------------------------------------
    Net decrease in net assets..............................       (463,678,786)        (1,088,987,227)

Net assets:
 Beginning of period........................................      4,835,270,973          5,924,258,200
                                                                ----------------------------------------
 End of period..............................................     $4,371,592,187         $4,835,270,973
                                                                ========================================

Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of period..............................................     $   14,638,450         $   (6,722,046)
                                                                ========================================

                       See Notes to Financial Statements.
                                                                              27


MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Qualified Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing in stocks and corporate debt securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

 28

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

f. OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

g. CONTRACTS FOR DIFFERENCES:

Short contracts for differences are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into short contracts for differences, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the contracts for difference and may realize a loss.

                                                                              29

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
h. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

i. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS:

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

j. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a fourth class of shares, Class B was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

 30

MUTUAL QUALIFIED FUND

Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

At June 30, 1999, there were 1.00 billion shares authorized ($0.001 par value) of which 500 million, 200 million, 100 million and 200 million were designated as Class Z, Class A, Class B and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                             SIX MONTHS ENDED                          YEAR ENDED
                                                              JUNE 30, 1999                        DECEMBER 31, 1998
                                                        -------------------------------------------------------------------
                                                        SHARES           AMOUNT                SHARES           AMOUNT
                                                        -------------------------------------------------------------------
CLASS Z SHARES:
Shares sold.........................................    8,808,669    $   155,217,949          24,990,204    $   453,463,894
Shares issued on reinvestment of distributions......    5,489,096        101,441,210          24,296,181        400,283,129
Shares redeemed.....................................  (65,316,124)    (1,113,576,870)        (97,884,948)    (1,740,933,438)
                                                      ---------------------------------------------------------------------
Net decrease........................................  (51,018,359)   $  (856,917,711)        (48,598,563)   $  (887,186,415)
                                                      =====================================================================

                                                             SIX MONTHS ENDED                          YEAR ENDED
                                                              JUNE 30, 1999                        DECEMBER 31, 1998
                                                        -------------------------------------------------------------------
                                                        SHARES           AMOUNT                SHARES           AMOUNT
                                                        -------------------------------------------------------------------
CLASS A SHARES:
Shares sold.........................................    4,332,970    $    76,760,229          18,574,657    $   343,918,754
Shares issued on reinvestment of distributions......      819,809         15,103,386           3,214,074         52,672,488
Shares redeemed.....................................  (10,471,276)      (179,191,890)        (12,017,429)      (212,035,320)
                                                      ---------------------------------------------------------------------
Net increase (decrease).............................   (5,318,497)   $   (87,328,275)          9,771,302    $   184,555,922
                                                      =====================================================================

                                                             SIX MONTHS ENDED
                                                              JUNE 30, 1999+
                                                        ----------------------------
                                                        SHARES           AMOUNT
                                                        ----------------------------
CLASS B SHARES:
Shares sold.........................................      110,898    $     1,955,419
Shares issued on reinvestment of distributions......        2,894             53,115
Shares redeemed.....................................       (2,409)           (42,420)
                                                      ------------------------------
Net increase........................................      111,383    $     1,966,114
                                                      ==============================

                                                             SIX MONTHS ENDED                          YEAR ENDED
                                                              JUNE 30, 1999                        DECEMBER 31, 1998
                                                        -------------------------------------------------------------------
                                                        SHARES           AMOUNT                SHARES           AMOUNT
                                                        -------------------------------------------------------------------
CLASS C SHARES:
Shares sold.........................................    1,075,433    $    18,629,777           9,583,122    $   177,957,854
Shares issued on reinvestment of distributions......      429,355          7,859,546           1,662,767         27,085,606
Shares redeemed.....................................   (4,485,070)       (75,991,360)         (4,328,390)       (74,190,935)
                                                      ---------------------------------------------------------------------
Net increase (decrease).............................   (2,980,282)   $   (49,502,037)          6,917,499    $   130,852,525
                                                      =====================================================================

+Effective date of Class B shares was January 1, 1999.

                                                                              31

MUTUAL QUALIFIED FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.60% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through June 30, 2000, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Series Fund's Board of Directors determines that such expenses would have been higher had the merger between Franklin Mutual and the Fund's former investment adviser not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:


ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion


The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to .35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Distributors received net commissions from sales of those Fund shares, and received contingent deferred sales charges for the period ended of $12,264 and $243,749, respectively.

4. INCOME TAXES

At June 30, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $3,343,147,871 was as follows:


Unrealized appreciation.....................................  $1,077,065,829
Unrealized depreciation.....................................    (124,088,827)
                                                              --------------
Net unrealized appreciation.................................  $  952,977,002
                                                              ==============


Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies and foreign currency transactions.

 32

MUTUAL QUALIFIED FUND

Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 1999, aggregated $1,169,441,032 and $1,974,228,804 respectively.

Transactions in options written during the six months ended June 30, 1999 were as follows:

                                                                 NUMBER
                                                                CONTRACTS     PREMIUM
                                                                ---------    ----------
Options outstanding at December 31, 1998....................       210        $  49,246
Options written.............................................       333          134,334
Options expired.............................................      (471)        (155,096)
Options terminated in closing transactions..................       (72)         (28,484)
Options exercised...........................................         0                0
                                                              -------------------------
Options outstanding at June 30, 1999........................         0        $       0
                                                              =========================

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 1999 are as follows:

NUMBER OF SHARES OR                                                                   ACQUISITION
 PRINCIPAL AMOUNT                                ISSUER                                  DATE           VALUE
-----------------------------------------------------------------------------------------------------------------
    22,363,772        Canary Wharf Group PLC......................................      5/06/99      $126,585,393
     6,250,000        Golden Ocean Group Ltd., 10.00%, 8/31/01....................      8/26/97           687,500
         2,565        Golden Ocean Group Ltd., wts., 8/31/01......................      8/26/97                 0
             4        Lancer Industries Inc., B...................................      8/11/89        11,456,492
       191,000        Laser Mortgage Management Inc. .............................     11/26/97           656,563
       362,500        Security Capital European Realty............................     11/02/98         6,281,110
       387,991        S.H. Mortgage Acquisition LLC...............................      8/17/95           387,991
     4,800,554        Sunbeam Corp. ..............................................      2/23/90        34,293,958
                                                                                                     ------------
TOTAL RESTRICTED SECURITIES (COST $26,639,137) (4.13% OF NET ASSETS)..............                   $180,349,007
                                                                                                     ============

                                                                              33

MUTUAL QUALIFIED FUND

Notes to Financial Statements (unaudited) (continued)

7. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons", at June 30, 1999 were $272,033,065, dividend income from "affiliated persons", was $1,207,060 and net realized losses from the disposition of "affiliated persons" were $10,252,152.

                                    NUMBER OF                                  NUMBER OF                     DIVIDEND INCOME
                                   SHARES HELD      GROSS         GROSS       SHARES HELD        VALUE           1/1/99-
         NAME OF ISSUER           DEC. 31, 1998   ADDITIONS    REDUCTIONS    JUNE 30, 1999   JUNE 30, 1999       6/30/99
----------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES*
MSCW Investors II LLC...........   23,562,000             --   (23,562,000)           --               **              --
S.H. Mortgage Acquisition LLC...    4,999,441             --   (4,611,450)       387,991     $    387,991              --
                                                                                             -------------------------------
TOTAL CONTROLLED AFFILIATES.....                                                             $    387,991              --
                                                                                             ===============================
NON CONTROLLED AFFILIATES
Chemfirst Inc. .................      974,000             --           --        974,000     $ 23,680,375      $  194,800
Dress Barn Inc. ................    1,486,600        109,200           --      1,595,800       25,532,800              --
Fibermark Inc. .................      731,800         22,600           --        754,400        9,948,650              --
ITLA Capital Corporation........      709,000             --      (20,000)       689,000       10,851,750              --
Lancer Industries Inc., B.......            4             --           --              4       11,456,492              --
Long Beach Financial Corp. .....    1,553,500        133,800           --      1,687,300       24,782,219              --
Maxicare Health Plans Inc. .....    1,768,779             --      (20,100)     1,748,679        8,306,225              --
MBO Properties Inc. ............      412,418             --           --        412,418          206,209              --
Mid Atlantic Medical Services
 Inc. ..........................    4,246,400         25,000     (240,000)     4,031,400       39,810,075              --
Van Melle NV....................      468,576          7,941           --        476,517       30,590,062         427,047
Vencor Inc. ....................    6,264,400                  (6,264,400)            --               **              --
Wellsford Real Properties
 Inc. ..........................    2,404,348             --           --      2,404,348       25,846,741              --
Western Bancorp. ...............    1,093,773        300,100           --      1,393,873       60,633,476         585,213
                                                                                             -------------------------------
TOTAL NON CONTROLLED
 AFFILIATES.....................                                                             $271,645,074      $1,207,060
                                                                                             ===============================

                                    REALIZED
                                    CAPITAL
         NAME OF ISSUER           GAIN/(LOSS)
--------------------------------
CONTROLLED AFFILIATES*
MSCW Investors II LLC...........  $  4,740,098
S.H. Mortgage Acquisition LLC...      (245,814)
                                  ------------
TOTAL CONTROLLED AFFILIATES.....  $  4,494,284
                                  ============
NON CONTROLLED AFFILIATES
Chemfirst Inc. .................            --
Dress Barn Inc. ................            --
Fibermark Inc. .................            --
ITLA Capital Corporation........  $     23,490
Lancer Industries Inc., B.......            --
Long Beach Financial Corp. .....            --
Maxicare Health Plans Inc. .....      (307,320)
MBO Properties Inc. ............            --
Mid Atlantic Medical Services
 Inc. ..........................    (2,041,303)
Van Melle NV....................            --
Vencor Inc. ....................   (12,421,303)
Wellsford Real Properties
 Inc. ..........................            --
Western Bancorp. ...............            --
                                  ------------
TOTAL NON CONTROLLED
 AFFILIATES.....................  $(14,746,436)
                                  ============

*Issuer in which the Fund owns 25% or more of the outstanding voting securities. **As of June 30, 1999, no longer an affiliate.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

 34

MUTUAL QUALIFIED FUND

Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)
A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. At June 30, 1999, the Fund has outstanding forward exchange contracts for the sale of currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of June 30, 1999, the Fund had the following forward exchange contracts outstanding:

                                                                                         IN        SETTLEMENT         UNREALIZED
                                                                                    EXCHANGE FOR      DATE            GAIN/(LOSS
CONTRACTS TO BUY:                                                                   ---------------------------------------------
------------------
      1,703,585     Canadian Dollar.........................................  U.S.  $  1,125,117    08/31/99    U.S.  $    39,962
     18,819,398     Canadian Dollar.........................................          12,415,041    10/29/99              465,971
                                                                                    ------------                      -----------
                                                                              U.S.  $ 13,540,158                          505,933
                                                                                    ============                      -----------
CONTRACTS TO SELL:
------------------
     45,614,213     European Unit...........................................  U.S.  $ 53,035,504    07/19/99    U.S.  $ 5,928,927
     17,031,627     British Pounds..........................................          28,204,374    07/20/99            1,354,726
    279,030,723     Swedish Krona...........................................          36,237,756    07/21/99            3,375,856
     18,378,397     British Pounds..........................................          29,927,603    08/17/99              948,737
    185,745,438     Swedish Krona...........................................          23,661,839    08/17/99            1,749,601
     27,991,204     European Unit...........................................          31,119,207    08/31/99            2,116,565
     70,865,792     European Unit...........................................          77,896,061    09/10/99            4,410,966
     56,535,770     Swiss Franc.............................................          38,657,541    09/10/99            1,980,440
    235,726,811     Swedish Krona...........................................          29,176,090    09/15/99            1,315,370
    957,430,350     Japanese Yen............................................           8,150,332    09/24/99              137,044
     48,122,558     European Unit...........................................          52,465,980    10/12/99            2,437,480
    235,792,469     Swedish Krona...........................................          28,800,839    10/19/99              867,733
     42,668,871     European Unit...........................................          48,009,413    10/27/99            3,576,994
     37,668,033     Canadian Dollar.........................................          25,825,325    10/29/99               43,289
     18,488,952     British Pounds..........................................          30,126,284    11/16/99              937,407
    194,545,438     Swedish Krona...........................................          24,825,688    11/17/99            1,732,536
     39,661,279     European Unit...........................................          41,849,291    11/29/99              459,760
     27,222,400     British Pounds..........................................          43,810,785    12/15/99              814,334
     30,977,431     European Unit...........................................          32,778,944    12/17/99              405,311
     21,849,956     British Pounds..........................................          35,444,147    12/20/99              930,454
     37,812,871     British Pounds..........................................          60,954,347    01/18/00            1,200,397
     43,077,927     British Pounds..........................................          69,710,055    05/22/00            1,525,546
                                                                                    ------------                      -----------
                                                                              U.S.  $850,667,405                       38,249,473
                                                                                    ============                      -----------
         Unrealized gain on forward exchange contracts......................                                           38,755,406
                                                                                                                      -----------

                                                                              35

MUTUAL QUALIFIED FUND

Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

                                                                                         IN        SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                                   EXCHANGE FOR      DATE            Gain/(Loss
------------------                                                                                                    -----------
     16,628,853     Canadian Dollars........................................  U.S.  $ 11,394,973    10/29/99    U.S.  $   (13,288)
                                                                                    ============                      -----------
CONTRACTS TO SELL:
------------------
      2,668,552     Canadian Dollars........................................  U.S.  $  1,776,016    08/31/99              (49,003)
     36,050,200     Swedish Krona...........................................           4,250,000    09/15/99              (10,799)
     36,250,000     Japanese Yen............................................             299,934    09/24/99               (3,463)
     73,419,095     Canadian Dollars........................................          48,921,340    10/29/99           (1,330,654)
                                                                                    ------------                      -----------
                                                                              U.S.  $ 55,247,290                       (1,393,919)
                                                                                    ============                      -----------
         Unrealized loss on forward exchange contracts......................                                           (1,407,207)
                                                                                                                      -----------
           Net unrealized gain on forward exchange contracts................                                    U.S.  $37,348,199
                                                                                                                      ===========

 36


SEMIANNUAL REPORT

CHAIRMAN OF THE BOARD
Michael F. Price

OFFICERS
Peter A. Langerman
Robert L. Friedman
Jeffrey Altman
Raymond Garea
David E. Marcus
Larry Sondike
David Winters

INVESTMENT MANAGER
Franklin Mutual Advisers, Inc.
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800-DIAL-BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800-632-2301 - (Class A, B, & C)
1-800-448-FUND - (Class Z)

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the current Mutual Qualified Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.



475 S99 08/99                                   [LOGO] Printed on recycled paper